Debt, Net (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt carrying value		$ 33.1
Outstanding balance		10.8
Long-term debt, Gross		$ 0.1
Fixed interest rate		4.75%
Interest expense	$ 0.1